SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 23 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of this condensed consolidated financial statements and does not identify events with material financial impact on the condensed consolidated financial statements.